Related party transactions (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 104,656	$ 89,561
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	5,191	6,230
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 99,465	$ 83,331